Offerings	May 26, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.00001 per shares
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620
Offering Note

(2)
There are being registered pursuant to the registration statement such indeterminate number of (a) shares of Common Stock, (b) shares of Preferred Stock, (c) warrants to purchase Common Stock or Preferred Stock of the Registrant, (d) subscription rights to purchase Common Stock, Preferred Stock, warrants or units consisting of some or all of these securities of the Registrant, and (e) units consisting of some or all of these securities, as may be offered from time to time pursuant to the prospectus contained in the Registration Statement with an aggregate initial offering price not to exceed $200,000,000, or the equivalent thereof in foreign currencies.

The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered under the Registration Statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3.

The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act.

Any securities registered under the Registration Statement may be sold separately or as units with other securities registered under the Registration Statement.